ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Jan. 31, 2021
ACCOUNT PAYABLE AND ACCRUED LIABILITIES [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

11. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	January 31, 2021	January 31, 2020
Accounts payable	$1,382,519	$1,136,955
Accrued liabilities	1,183,259	1,449,286
Interest payable	115,218	902,033
	$2,680,996	$3,488,274

During the year ended January 31, 2021, the Company reversed an interest accrual of $710,954. The recovery has been recorded as an offset to interest expense.